Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of Financial Assets and Liabilities
	December 31	December 31
Exposure	2021	2020
Amounts receivable	$85	$587
Restricted cash	785	791
Cash and cash equivalents	22,291	42,460
Total exposure	$23,161	$43,838
	December 31	December 31
	2021	2020
Financial assets:
Amounts receivable	$168	$649
Cash and cash equivalents and restricted cash	5,433	23,624
	5,601	24,273
Financial liabilities:
Non-current trade payables	(1,365)	(657)
Current trade and other payables	(1,670)	(6,170)
Payables to related parties	(190)	(650)
	(3,225)	(7,477)
Net financial assets exposed to foreign currency risk	$2,376	$16,796